Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	30
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$170,111,506.95	0.3771874	$141,762,005.37	0.3143282	$28,349,501.58
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$394,341,506.95	0.2609408	$365,992,005.37	0.2421815	$28,349,501.58

Weighted Avg. Coupon (WAC)	4.22%		4.26%
Weighted Avg. Remaining Maturity (WARM)	31.56		30.89
Pool Receivables Balance	$429,255,895.31		$400,592,809.73
Remaining Number of Receivables	48,569		46,522

Adjusted Pool Balance	$425,468,703.76		$397,119,202.18

III. COLLECTIONS

Principal:
Principal Collections	$28,090,158.82
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$588,395.48
Total Principal Collections	$28,678,554.30

Interest:
Interest Collections	$1,438,909.58
Late Fees & Other Charges	$53,569.47
Interest on Repurchase Principal	$-
Total Interest Collections	$1,492,479.05

Collection Account Interest	$201.23
Reserve Account Interest	$66.07
Servicer Advances	$-

Total Collections	$30,171,300.65

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	30
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$30,171,300.65
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$37,953,099.85

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$357,713.25		$357,713.25	$357,713.25
Collection Account Interest					$201.23
Late Fees & Other Charges					$53,569.47
Total due to Servicer					$411,483.95

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$75,132.58		$75,132.58
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$167,039.58		$167,039.58	$167,039.58

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$29,514,853.28

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$28,349,501.58

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$28,349,501.58
Class A-4 Notes				$-
Class A Notes Total:		$28,349,501.58		$28,349,501.58
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$28,349,501.58		$28,349,501.58

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,165,351.70

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,787,191.55
Beginning Period Amount	$3,787,191.55
Current Period Amortization	$313,584.00
Ending Period Required Amount	$3,473,607.55
Ending Period Amount	$3,473,607.55
Next Distribution Date Amount	$3,186,316.02

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	7.32%	7.84%	7.84%

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	30
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.52%	45,832	97.75%	$391,569,004.52
30 - 60 Days	1.23%	570	1.87%	$7,488,067.55
61 - 90 Days	0.22%	102	0.33%	$1,312,528.10
91 + Days	0.04%	18	0.06%	$223,209.56
		46,522		$400,592,809.73
Total
Delinquent Receivables 61 + days past due	0.26%	120	0.38%	$1,535,737.66
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	157	0.48%	$2,072,369.78
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.42%	209	0.62%	$2,836,349.84
Three-Month Average Delinquency Ratio	0.33%		0.50%

Repossession in Current Period		42		$628,338.08
Repossession Inventory		66		$455,828.62

Charge-Offs
Gross Principal of Charge-Off for Current Period				$572,926.76
Recoveries				$(588,395.48)
Net Charge-offs for Current Period				$(15,468.72)

Beginning Pool Balance for Current Period				$429,255,895.31

Net Loss Ratio				-0.04%
Net Loss Ratio for 1st Preceding Collection Period				0.20%
Net Loss Ratio for 2nd Preceding Collection Period				0.36%
Three-Month Average Net Loss Ratio for Current Period				0.17%

Cumulative Net Losses for All Periods				$11,438,344.57
Cumulative Net Losses as a % of Initial Pool Balance				0.72%

Principal Balance of Extensions				$1,830,046.58
Number of Extensions				131